Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense

The components of the income tax expense are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015

Current	$672,205	$2,452,822	$1,817,000
Deferred	(38,890)	-	53,748
Total	$633,315	$2,452,822	$1,870,748

Schedule of Income Tax Reconciliation

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2017, 2016 and 2015 and the Company’s effective income tax expenses is as follows:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Profit before income taxes	24,681,499	16,341,589	7,482,773
PRC statutory EIT rate	25%	25%	25%
Income tax expenses computed at statutory EIT rate	6,170,375	4,085,397	1,870,693
Reconciling items:
Valuation allowance	2,505	7,904	-
Effect of tax holidays	(5,617,858)	(1,640,885)	-
Permanent difference	78,293	406	55
Income tax expense	633,315	2,452,822	1,870,748

Schedule of Deferred Tax Assets and Liabilities

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of December 31, 2017	As of December 31, 2016

Deferred income tax assets
Net operating loss carry forwards	$144,342	$7,570
Total Deferred income tax assets	144,342	7,570
Less: Valuation allowance	(10,613)	(7,570)
Net deferred income tax assets	$133,729	$-

	As of December 31, 2017	As of December 31, 2016
Deferred income tax liabilities
Intangible assets from business combination	$213,511	$-
Total deferred income tax liabilities	$213,511	$-

Schedule of Tax Payable

Taxes payable consisted of the following:

	As of December 31, 2017	As of December 31, 2016

Corporate income tax payable	$3,264,841	$2,729,691
Value added tax payable	2,140,713	916,606
Other surtaxes payable	274,540	109,575
Total	$5,680,094	$3,755,872